Statements of Changes in Net Assets - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Increase (decrease) in net assets from operations
Net investment loss	$ (509,383)	$ (231,962)	$ (1,549,947)	$ (1,040,458)	$ (1,586,525)	$ (1,035,696)
Net realized gain on investment in Bitcoin	417,787	220,092	1,413,256	52,283,046	52,607,095	1,039,910
Net change in unrealized appreciation on investment in Bitcoin	12,389,430	6,598,370	39,030,392	10,619,714	68,351,967	69,445,270
Net increase in net assets resulting from operations	12,297,834	6,586,500	38,893,701	61,862,302	119,372,537	69,449,484
Increase (decrease) in net assets from capital transactions
Redemptions				(54,057,318)	(54,057,318)
Net decrease in net assets resulting from capital transactions				(54,057,318)	(54,057,318)
Net increase in net assets	12,297,834	6,586,500	38,893,701	7,804,984	65,315,219	69,449,484
Net assets at the beginning of the period	207,375,350	116,682,748	180,779,483	115,464,264	115,464,264	46,014,780
Net assets at the end of the period	$ 219,673,184	$ 123,269,248	$ 219,673,184	$ 123,269,248	$ 180,779,483	$ 115,464,264
Change in units issued and outstanding
Shares issued at the beginning of the year	5,940,536	5,940,536	5,940,536	8,340,536	8,340,536	8,340,536
Shares outstanding at the beginning of the year	5,940,536	5,940,536	5,940,536	8,340,536	8,340,536	8,340,536
Redemptions				$ (2,400,000)	$ (2,400,000)
Shares issued at the beginning of the year	5,940,536	5,940,536	5,940,536	5,940,536	5,940,536	8,340,536
Shares outstanding at the beginning of the year	5,940,536	5,940,536	5,940,536	5,940,536	5,940,536	8,340,536